Stockholders' Equity (10K) (Details Narrative) - USD ($)										1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 22, 2016	Dec. 24, 2015	Dec. 01, 2015	Oct. 22, 2015	Sep. 10, 2015	Sep. 02, 2015	Jun. 30, 2015	Jun. 22, 2015	Jun. 17, 2015	Jun. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	May 01, 2015	Nov. 19, 2014	Oct. 27, 2014	Mar. 31, 2014
Aggregate number of shares issued												3,050,000,000
Common stock shares authorized											200,000,000	3,000,000,000	3,000,000,000
Common stock, par value											$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized											50,000,000	50,000,000	50,000,000
Preferred stock, par value											$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued											95,319,741	28,874,299	21,581,103
Common stock, shares outstanding											95,319,741	28,874,299	21,581,103
Preferred stock shares issued											3,071,000	1,160,000	2,400,000		1,861,000
Preferred stock shares outstanding											3,071,000	1,160,000	2,400,000
Sale of stock price per share												$ 1.00	$ 5.00
Sale of stock description of transaction												During the years ended December 31, 2015, and 2014 the Company issued 4,460,464 shares at a price of $1.00 and $5.00 per share and 9,158,758 shares at a price of $0.50, $1.00, $1.50 and $2.00, respectively	During the years ended December 31, 2015, and 2014 the Company issued 4,460,464 shares at a price of $1.00 and $5.00 per share and 9,158,758 shares at a price of $0.50, $1.00, $1.50 and $2.00, respectively
Sale of stock during period						$ 4,326,086						$ 134,378
Sale of stock during period, shares						4,326,086						671,890
Preferred stock dividend per share in the event of liquidation or winding up												$ 1
Number of common stock value for consideration											$ 2,459,673	$ 4,326,086
Convertible Preferred Stock [Member]
Preferred stock shares issued																	1,983,025
Existing Shareholders [Member]
Number of common stock shares issued												4,460,464	9,158,758
Board of Directors [Member] | Minimum [Member]
Common stock shares authorized														2,500,000,000			1,000,000,000
Board of Directors [Member] | Maximum [Member]
Common stock shares authorized														3,000,000,000			2,500,000,000
Existing Stockholders [Member]
Number of common stock shares issued	3,700											134,378
Number of common stock value for consideration	$ 18,500											$ 671,890
Series A Preferred Stock [Member]
Preferred stock shares issued												1,000,000
Preferred stock shares outstanding												1,000,000
Conversion of preferred stock to common stock											1,000,000
Preferred stock dividends percentage												12.00%
Preferred stock dividend per share in the event of liquidation or winding up												$ 1
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock shares issued																	1,000,000
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member] | Mr. Paul Mathieson [Member]
Preferred stock shares issued																	1,000,000
Due to related parties																	$ 1,000,000
Series A Preferred Stock [Member] | Minimum [Member]
Number of common stock issued conversion basis			8		4
Series A Preferred Stock [Member] | Maximum [Member]
Number of common stock issued conversion basis			16		8
Series A Preferred Stock [Member] | Board of Directors [Member]
Common stock shares authorized																	1,000,000
Common stock, par value																	$ 0.001
Series F Preferred Stock [Member]
Preferred stock shares issued												0			1,400,000
Preferred stock shares outstanding												0
Number of stock issued for conversion							635,395			635,395
Conversion of preferred stock to common stock										1,750,000		2,000,000
Sale of stock during period									$ 600,000
Sale of stock during period, shares									600,000
Preferred stock dividends percentage												12.00%
Number of common stock issued conversion basis												250,000
Preferred stock conversion of shares												333,300
Series F Preferred Stock [Member] | Board of Directors [Member]
Preferred stock shares authorized									2,000,000							1,500,000
Preferred stock, par value									$ 0.001							$ 0.001
Series G Preferred Stock [Member]
Preferred stock shares issued												160,000
Preferred stock shares outstanding												160,000
Number of stock issued for conversion							938,725			938,725
Conversion of preferred stock to common stock										4,459,500		5,509,500
Sale of stock during period								$ 5,419,500
Sale of stock during period, shares								5,419,500
Preferred stock dividends percentage												12.00%
Number of common stock issued conversion basis												1,050,000
Preferred stock conversion of shares												840,000
Number of unconverted shares of preferred stock		160,000
Number of unconverted shares of preferred stock value		$ 160,000
Series G Preferred Stock [Member] | Board of Directors [Member]
Preferred stock shares authorized									6,000,000
Preferred stock, par value									$ 0.001
Series H Preferred Stock [Member]
Preferred stock, par value											$ 0.001
Preferred stock shares issued											3,071,000	0
Preferred stock shares outstanding											3,071,000	0
Number of stock issued for conversion											2
Conversion of preferred stock to common stock												160,000
Sale of stock during period				$ 160,000
Sale of stock during period, shares				160,000
Preferred stock dividends percentage											8.00%	10.00%
Number of common stock issued conversion basis												160,000
Preferred stock conversion of shares												85,312
Preferred stock conversion ratio											0.13 votes for each share of preferred stock
Series H Preferred Stock [Member] | Board of Directors [Member]
Preferred stock shares authorized									10,000,000
Preferred stock, par value									$ 0.001
Series B Preferred Stock [Member]
Number of stock issued for conversion													1,640,000
Conversion of preferred stock to common stock													410,000
Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock shares issued																	410,000
Series B Preferred Stock [Member] | Board of Directors [Member]
Common stock shares authorized																	410,000
Common stock, par value																	$ 0.001
Series C Preferred Stock [Member]
Number of stock issued for conversion													800,050
Conversion of preferred stock to common stock													400,025
Series C Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock shares issued																	400,025
Series C Preferred Stock [Member] | Board of Directors [Member]
Common stock shares authorized																	400,025
Common stock, par value																	$ 0.001
Series D Preferred Stock [Member]
Number of stock issued for conversion													230,067
Conversion of preferred stock to common stock													173,000
Series D Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock shares issued																	173,000
Series D Preferred Stock [Member] | Board of Directors [Member]
Common stock shares authorized																	173,000
Common stock, par value																	$ 0.001
Series E Preferred Stock [Member]
Preferred stock shares issued															461,000
Number of stock issued for conversion													184,400
Conversion of preferred stock to common stock													461,000
Series F Preferred Stock One [Member]
Number of stock issued for conversion			6,666		3,333
Number of common stock issued conversion basis			10,000		10,000
Conversion price per share			$ 0.6666		$ 0.3333
Series F Preferred Stock Two [Member]
Number of stock issued for conversion			13,332		6,666
Number of common stock issued conversion basis			10,000		10,000
Conversion price per share			$ 1.3332		$ 0.6666
Series G Preferred Stock One [Member]
Number of stock issued for conversion			4,000		2,000
Number of common stock issued conversion basis			10,000		10,000
Conversion price per share			$ 0.4000		$ 0.2000
Series G Preferred Stock Two [Member]
Number of stock issued for conversion			8,000		4,000
Number of common stock issued conversion basis			10,000		10,000
Conversion price per share			$ 0.8000		$ 0.4000
Series H Preferred Stock One [Member]
Number of stock issued for conversion			2,666		1,333
Number of common stock issued conversion basis			10,000		10,000
Conversion price per share			$ 0.2666		$ 0.1333
Series H Preferred Stock Two [Member]
Number of stock issued for conversion			5,332		2,666
Number of common stock issued conversion basis			10,000		10,000
Conversion price per share			$ 0.5332		$ 0.2666
Series A Convertible Preferred Stock [Member]
Preferred stock, par value												$ 0.001	$ 0.001
Number of stock issued for conversion												0	1,000,000
Preferred stock voting rights description												The holder of the shares is also entitled to vote at a ratio of 1001 votes for each share of preferred stock
Preferred stock conversion of shares												16
Series A Convertible Preferred Stock [Member] | January 8, 2016 [Member]
Preferred stock conversion of shares												32
Series B Convertible Preferred Stock [Member]
Preferred stock, par value												$ 0.001	$ 0.001
Number of stock issued for conversion												0	410,000
Number of common stock issued conversion basis													1,640,000
Preferred stock conversion of shares													4
Series C Convertible Preferred Stock [Member]
Preferred stock, par value												$ 0.001	$ 0.001
Number of stock issued for conversion												0	400,025
Number of common stock issued conversion basis													800,050
Preferred stock conversion of shares													2
Series D Convertible Preferred Stock [Member]
Preferred stock, par value												$ 0.001	$ 0.001
Number of stock issued for conversion												0	173,000
Number of common stock issued conversion basis													230,667
Preferred stock conversion of shares													1.333
Series E Convertible Preferred Stock [Member]
Preferred stock, par value												$ 0.001	$ 0.001
Number of stock issued for conversion												0	461,000
Number of common stock issued conversion basis													184,400
Preferred stock conversion of shares													0.4
Series F Convertible Preferred Stock [Member]
Preferred stock, par value												$ 0.001	$ 0.001
Number of stock issued for conversion							1,750,000			1,750,000		600,000	1,400,000
Preferred stock dividend per share in the event of liquidation or winding up												$ 1
Preferred stock voting rights description												The holder of the shares is also entitled to vote at a ratio of 0.34 votes for each share of preferred stock.
Number of common stock issued conversion basis												13,332
Preferred stock conversion of shares							635,395					10,000
Preferred stock conversion ratio												1.3332
Series F Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Number of stock issued for conversion							250,000			250,000
Preferred stock conversion of shares							333,300
Series G Convertible Preferred Stock [Member]
Preferred stock, par value												$ 0.001	$ 0.001
Number of stock issued for conversion							4,459,500			4,459,500		5,669,500	0
Preferred stock dividend per share in the event of liquidation or winding up													$ 1
Preferred stock voting rights description													The holder of the shares is also entitled to vote at a ratio of 0.20 votes for each share of preferred stock.
Number of common stock issued conversion basis													8,000
Preferred stock conversion of shares													10,000
Preferred stock conversion ratio													0.8000
Series G Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Number of stock issued for conversion							938,725			938,725		840,000
Preferred stock conversion of shares												1,050,000
Number of unconverted shares of preferred stock		160,000
Number of unconverted shares of preferred stock value		$ 160,000
Series H Convertible Preferred Stock [Member]
Preferred stock, par value												$ 0.001	$ 0.001
Preferred stock shares issued												160,000
Number of stock issued for conversion												160,000	0
Conversion of preferred stock to common stock												1
Preferred stock dividend per share in the event of liquidation or winding up												$ 1
Preferred stock voting rights description												The holder of the shares is also entitled to vote at a ratio of 0.13 votes for each share of preferred stock.
Number of common stock issued conversion basis												5,332
Preferred stock conversion of shares												10,000
Preferred stock conversion ratio												0.5332
Series H Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Number of stock issued for conversion												85,312